Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Goodwill Resulting From Business Acquisitions
The following is a summary of goodwill resulting from business acquisitions held by the Company at September 30, 2021 and December 31, 2020 (in thousands):

Goodwill
Balance as of December 31, 2020	$9,179
Acquisition—KTA Group	2,544
Acquisition—McFarland-Dyer & Associates	1,761

Balance as of September 30, 2021	$13,484

The following is a summary of goodwill resulting from business acquisitions held by the Company at December 31, 2019 and 2020 (in thousands):

	December 31, 2019	December 31, 2020
Goodwill	$9,179	$9,179